Schedule of allowance for doubtful accounts (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Allowance for doubtful accounts, beginning balance	$ 6,731	$ 9,102	$ 23,210
Addition	5,634	7,619	16,683
Write-off / recovery			(30,791)
Allowance for doubtful accounts, ending balance	$ 12,365	$ 16,721	$ 9,102